Annual Fund Operating Expenses - FT Cboe Vest Fund of Deep Buffer ETFs - FT Cboe Vest Fund of Deep Buffer ETFs	Jan. 03, 2022
Operating Expenses:
Management Fees	0.20%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.85%
Total Annual Fund Operating Expenses	1.05%